As filed with the Securities and Exchange Commission on September 22, 2000.
                                                               File No. 33-17207
                                                                       811-06285

                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549

                                     FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                            [ ]
                                ------
     Post-Effective Amendment No.  22                                       [X]
                                 ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   74                                                     [X]
                   ------

                           HARTFORD LIFE INSURANCE COMPANY
                    PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                             (Exact Name of Registrant)

                           HARTFORD LIFE INSURANCE COMPANY
                                (Name of Depositor)

                                  P. O. Box 2999
                              Hartford, CT 06104-2999
                     (Address of Depositor's Principal Offices)

                                  (860) 843-6733
                  (Depositor's Telephone Number, Including Area Code)

                                Marianne O'Doherty
                                   Hartford Life
                                  P. O. Box 2999
                              Hartford, CT 06104-2999
                      (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

   _____   immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__   on October 2, 2000 pursuant to paragraph (b) of Rule 485
   _____   60 days after filing pursuant to paragraph (a)(1) of Rule 485
   _____   on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 22, by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 33-17207), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

PUTNAM CAPITAL MANAGER
SERIES I - IV
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

The "Accumulation Unit Values" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Putnam Technology Sub-Account, Putnam American Government Income Sub-Account, and Putnam Growth Opportunities Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                           YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                              WITH THE
                                              WITHOUT THE     OPTIONAL
                                                OPTIONAL        DEATH
                                                 DEATH         BENEFIT
                                                BENEFIT      (UNAUDITED)
                                                  1999          1999         1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at beginning of
 period                                         $ 8.552        $ 9.994     $ 9.176    $10.903    $10.135    $10.000         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $17.505        $17.488     $ 8.552    $ 9.176    $10.903    $10.135         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     5,434              5       3,614      4,108      4,437      1,040         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT
 (Inception date September 15, 1993)
Accumulation Unit Value at beginning of
 period                                         $12.489        $12.713     $12.841    $12.127    $11.302    $ 9.622    $10.188
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $12.532        $12.520     $12.489    $12.841    $12.127    $11.302    $ 9.622
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    25,272             47      27,362     24,442     20,955     14,967     13,403
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                         $10.242        $10.984     $10.000         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $10.063        $10.053     $10.242         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    12,226             84       4,571         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $30.256        $31.376     $27.026    $22.902    $20.087    $16.355    $16.988
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $33.370        $33.337     $30.256    $27.026    $22.902    $20.087    $16.355
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    13,933              2      16,196     17,958     17,521     16,019     16,507
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at beginning of
 period                                         $24.940        $25.979     $19.497    $17.294    $14.963    $13.119    $13.432
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $40.580        $40.540     $24.940    $19.497    $17.294    $14.963    $13.119
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    31,887             16      34,221     36,912     36,757     29,701     30,285
-------------------------------------------------------------------------------------------------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                              -----------------------------------------

                                                1993       1992       1991       1990
--------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT
 (Inception date September 15, 1993)
Accumulation Unit Value at beginning of
 period                                       $10.000         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period      $10.188         --         --         --
----------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                   4,428         --         --         --
--------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
--------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $14.665    $13.992    $11.922    $12.068
--------------------------------------------
Accumulation Unit Value at end of period      $16.988    $14.665    $13.992    $11.922
------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  12,914      8,580      5,829      4,300
--------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at beginning of
 period                                       $10.289    $10.472    $ 9.233    $10.000
--------------------------------------------
Accumulation Unit Value at end of period      $13.432    $10.289    $10.472    $ 9.233
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  17,711      7,638      3,800      1,405
--------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                              WITH THE
                                              WITHOUT THE     OPTIONAL
                                                OPTIONAL        DEATH
                                                 DEATH         BENEFIT
                                                BENEFIT      (UNAUDITED)
                                                  1999          1999         1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $45.567        $50.800     $40.036    $32.703    $27.201    $20.178    $20.390
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $45.646        $45.601     $45.567    $40.036    $32.703    $27.201    $20.178
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                   101,229             99     108,446    108,147     96,383     76,865     67,016
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                         $10.849        $ 9.840     $10.000         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $10.277        $10.267     $10.849         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     8,510             51       4,962         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $23.742        $24.985     $25.575    $22.682    $20.390    $17.476    $17.890
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $24.799        $24.774     $23.742    $25.575    $22.682    $20.390    $17.476
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    16,729             21      18,670     17,697     16,479     13,646     11,462
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $13.403        $14.721     $11.451    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $21.164        $21.143     $13.403    $11.451         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    10,901             53       8,642      4,787         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $12.922        $14.490     $11.776    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $15.876        $15.861     $12.922    $11.776         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     9,695              8       9,450      7,320         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $11.226        $12.423     $ 9.850    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $22.468        $22.445     $11.226    $ 9.850         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     6,013              6       4,790      4,026         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                         $11.432        $12.179          --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $14.669        $14.655     $11.432         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    26,923            215       9,336         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $ 1.538        $ 1.555     $ 1.483    $ 1.429    $ 1.379    $ 1.325    $ 1.294
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $ 1.591        $ 1.589     $ 1.538    $ 1.483    $ 1.429    $ 1.379    $ 1.325
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                   232,287            335     194,641    136,311    140,033    107,934    144,950
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at beginning of
 period                                         $24.805        $26.456     $20.223    $16.635    $15.312    $10.718    $10.000
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $41.424        $41.383     $24.805    $20.223    $16.635    $15.312    $10.718
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    45,291             59      44,315     42,525     38,289     15,860      3,681
-------------------------------------------------------------------------------------------------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                              -----------------------------------------

                                                1993       1992       1991       1990
--------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $18.096    $16.720    $14.243    $14.166
--------------------------------------------
Accumulation Unit Value at end of period      $20.390    $18.096    $16.720    $14.243
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  53,464     32,856     19,420     10,888
--------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $15.173    $12.932    $ 9.055    $10.200
--------------------------------------------
Accumulation Unit Value at end of period      $17.890    $15.173    $12.932    $ 9.055
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  11,174      7,076      3,296      2,072
--------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $ 1.277    $ 1.250    $ 1.197    $ 1.124
--------------------------------------------
Accumulation Unit Value at end of period      $ 1.294    $ 1.277    $ 1.250    $ 1.197
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  86,677     80,182     62,638     64,849
--------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                              WITH THE
                                              WITHOUT THE     OPTIONAL
                                                OPTIONAL        DEATH
                                                 DEATH         BENEFIT
                                                BENEFIT      (UNAUDITED)
                                                  1999          1999         1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $12.151        $13.957     $11.597    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $12.014        $12.002     $12.151    $11.597         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     8,045             16       8,158      6,466         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                         $ 9.980        $11.045     $10.000         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $22.292        $22.270     $ 9.980         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     3,871             18         922         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of
 period                                         $12.497        $13.682     $10.000         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $15.712        $15.596     $12.497         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     3,376             41         522         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $21.305        $21.164     $19.959    $18.631    $18.448    $15.533    $16.277
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $20.574        $20.554     $21.305    $19.959    $18.631    $18.448    $15.533
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands                     26,918             27      29,232     26,461     29,395     30,489     33,516
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT
 (Inception date April 30, 1999)
Accumulation Unit Value at beginning of
 period                                         $10.000        $10.000          --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $10.251        $10.241          --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                       390             17          --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-
 ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at beginning of
 period                                         $22.826        $22.609     $20.143    $16.072    $14.075    $10.889    $11.876
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $22.360        $22.338     $22.826    $20.143    $16.072    $14.075    $10.889
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    21,802             21      23,490     22,198     23,096     22,892     23,090
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $14.316        $16.504     $12.151    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $21.587        $21.586     $14.316    $12.151         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     9,972             35       8,596      5,662         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $55.426        $60.616     $45.197    $36.228    $32.520    $23.445    $23.530
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $86.479        $86.393     $55.426    $45.197    $36.228    $32.520    $23.445
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    46,130             39      47,034     47,284     45,912     36,379     29,315
-------------------------------------------------------------------------------------------------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                              -----------------------------------------

                                                1993       1992       1991       1990
--------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $14.833    $13.994    $12.100    $11.414
--------------------------------------------
Accumulation Unit Value at end of period      $16.277    $14.833    $13.994    $12.100
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands                   37,806     27,611     16,368      8,107
--------------------------------------------
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT
 (Inception date April 30, 1999)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-
 ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at beginning of
 period                                       $10.618    $10.000         --         --
--------------------------------------------
Accumulation Unit Value at end of period      $11.876    $10.618         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  26,176      5,956         --         --
--------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $20.102    $18.472    $12.822    $13.272
--------------------------------------------
Accumulation Unit Value at end of period      $23.530    $20.102    $18.472    $12.822
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  21,915     14,667      8,419      3,714
--------------------------------------------

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period. If you have purchased Series III or

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Series IV, you may also take full or partial surrenders under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
--------------------------------------------------------------------------------

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, in the first paragraph of the sub-section entitled, "Will Hartford pay a Death Benefit?", the first sentence is deleted and replaced with the following:

There is a Death Benefit if the Contract Owner, joint owner or Annuitant die before we begin to make Annuity Payouts.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10-year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Payments for a Designated Period Annuity Payout Option. If you purchased Series III or IV, partial Surrenders are also permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180, or 240 Monthly Payments Certain. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Death Benefit" section, in the first paragraph of the sub-section entitled "What is the Death Benefit and how is it calculated?", the first sentence is deleted and replaced with the following:

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Owner or Annuitant.

In the "Death Benefit" section, the sub-section entitled "Who will receive the Death Benefit?" is deleted and replaced with the following language:

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                   AND . . .                   THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                                 THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the last sentence of the first paragraph is deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

HV-2744
33-17207

                                       PART C

                                   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4) Copy of the Individual Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Form of Participation Agreement.(4)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

-----------------------

  (1) Incorporated by reference to Post-Effective Amendment No. 13, to the Registration Statement File No. 33-17207, dated May 1, 1995.

  (2) Incorporated by reference to Post Effective Amendment No. 14, to the Registration Statement File No. 33-17207, dated May 1, 1996.

  (3) Incorporated by reference to Post Effective Amendment No. 15, to the Registration Statement File No. 33-17207, filed on April 17, 1997.

  (4) Incorporated by reference to Post Effective Amendment No. 17, to the Registration Statement File No. 33-73566, filed on April 15, 1998.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

  Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of July 31, 2000, there were 242,452 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
          Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made
          (a) by the disinterested directors, as defined in Section 33-770(3);
          (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

          Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two

              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP
                Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable
                Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ
                Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust
                Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
                Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account
                Three
              Hartford Life and Annuity Insurance Company - Separate Account
                Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
                Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

          (b) Directors and Officers of HSD

                                                Positions and Offices
                     Name                          With Underwriter
               ----------------                    ----------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                                 Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertaking

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 14th day of September, 2000.

HARTFORD LIFE INSURANCE COMPANY --
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT  (Registrant)

*By:  Thomas M. Marra
      ---------------------------------------
      Thomas M. Marra, President

HARTFORD LIFE INSURANCE COMPANY                *By:  /s/ Marianne O'Doherty
                     (Depositor)                     -----------------------
                                                     Marianne O'Doherty
                                                     Attorney-in-Fact
*By:  Thomas M. Marra
      ---------------------------------------
      Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General        *By:  /s/ Marianne O'Doherty
     Counsel and Corporate Secretary, Director*           ----------------------
Thomas M. Marra, President,                               Marianne O'Doherty
     Director*                                            Attorney-in-Fact
Lowndes A. Smith, Chief Executive Officer,
     Director *                                      Date: September 14, 2000
Lizabeth H. Zlatkus, Executive President, Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*


33-17207

                                  EXHIBIT INDEX


  (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

 (10)    Consent of Arthur Andersen LLP, Independent Public Accountants.

 (15)    Copy of Power of Attorney.

 (16)    Organizational Chart.